TAXES RECOVERABLE	12 Months Ended
Dec. 31, 2025
TAXES RECOVERABLE
TAXES RECOVERABLE

5) TAXES RECOVERABLE

The Company’s taxes recoverable consist of the Mexican I.V.A. (“VAT”) and income taxes recoverable and Canadian sales taxes (“GST/HST”) recoverable.

	December 31, 2025	December 31, 2024
VAT recoverable	$1,731	$179
GST recoverable	22	16
Income taxes recoverable	17	-
	$1,770	$195